Segments - Reconciliation of Non-U.S.GAAP Adjusted EBITDA to U.S.GAAP Net Earnings (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
Non-U.S. GAAP Total Company Adjusted EBITDA	$ 1,038.0	$ 980.7	$ 755.9
Depreciation and amortization	(307.5)	(317.1)	(208.3)
Special items:
Write-down of non-strategic assets included in depreciation and amortization	5.3	0.8
Impairment of goodwill and other intangible assets		(1,892.3)
Restructuring and other charges	(73.8)	(142.5)	(52.2)
Other restructuring associated costs included in cost of sales and selling general and administrative expenses	(32.0)	(38.9)	(3.9)
SARs	(38.1)	(18.4)
Costs related to the acquisition and integration of Diversey	(1.1)	(7.4)	(64.8)
Impairment of equity method investment in 2013 and 2012 including related bad debt write-down of $2.3 million in 2012	(2.1)	(25.8)
Foreign currency exchange losses related to Venezuelan subsidiaries	(13.1)	(0.4)	(0.3)
Loss on debt redemption	(36.3)	(36.9)
Settlement agreement related costs	(1.0)	(0.7)	(0.9)
Additional cost of sales for the step-up in inventories, net related to the Diversey acquisition in 2011			(10.8)
Legacy Diversey non-recurring charges in 2011			(12.6)
Gain on sale of facility in 2011			3.9
Other expense, net	0.4	1.0
Interest expense	(361.0)	(384.7)	(216.6)
Income tax provision (benefit)	84.0	(264.7)	56.7
Net earnings (loss) from continuing operations	$ 93.7	$ (1,617.9)	$ 132.7